Financial risk management and financial instruments - Summary of Exchangeable Note Assumptions (Details) - Exchangeable Notes Due 2026 - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Risk free rate (%)	4.18%	4.18%
Discount rate (%)	5.95%	6.45%
Volatility (%)	40.00%	45.00%
Share price (US$) (in dollars per share)	$ 447.38	$ 187.91